Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,801	$ 522
Ending balance	1,334	1,801
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,472	453
Ending balance	1,284	1,472
Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	329	69
Ending balance	50	329
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,853	920
Additions	719	1,915
Reclassification to assets held for sale	(621)
Effect of movements in foreign exchange	89	18
Ending balance	3,040	2,853
Cost [member] | Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,463	798
Additions	308	1,649
Effect of movements in foreign exchange	89	16
Ending balance	2,860	2,463
Cost [member] | Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	390	122
Additions	411	266
Reclassification to assets held for sale	(621)
Effect of movements in foreign exchange		2
Ending balance	180	390
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,052	398
Depreciation	934	581
Effect of movements in foreign exchange	(280)	73
Ending balance	1,706	1,052
Depreciation [member] | Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	991	345
Depreciation	931	574
Effect of movements in foreign exchange	(346)	72
Ending balance	1,576	991
Depreciation [member] | Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61	53
Depreciation	3	7
Effect of movements in foreign exchange	66	1
Ending balance	$ 130	$ 61